Note 4 - Investments	12 Months Ended
Dec. 31, 2025
Schedule of Investments [Abstract]
Investments

Note 4: Investments

At December 31, 2025 the fair value of our investments was $107.5 million, of which $59.6 million were presented as current investments and $47.8 million as non-current investments (2024: $33.9 million). Our investments consist of marketable equity securities which are carried at fair value and includes our investment in Cascadia which was previously accounted for under the equity method. We invested an additional $0.1 million in Cascadia in 2024, and recognized $0.1 million, $0.7 million and $0.3 million in equity losses of Cascadia during 2025, 2024 and 2023, respectively, which is included in the line item "Other income, net" in our Consolidated Statement of Operations and Comprehensive Income (Loss), prior to discontinuing equity accounting in August 2025 following the loss of significant influence over Cascadia. During 2023 we acquired marketable equity securities at a cost of $9.0 million. During 2025 we recognized $51.9 million in realized and unrealized gains and in 2024 and 2023, we recognized $3.7 million in unrealized gains and $0.2 million in net unrealized losses, respectively, as part of the line item fair value adjustments, net on our statement of consolidated operations and comprehensive income (loss).